Capital Management and Risk Policies - Schedule of Residual Value of Assets and Liabilities, Classified by Interest Renegotiation Date or Maturity Date (Detail) - Interest rate risk - ARS ($)
$ in Thousands
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	$ 8,879,564,575	$ 9,349,610,527
Total Financial Liabilities	7,382,214,121	8,203,155,968
Net Amount	1,497,350,454	1,146,454,559
Less than 1 Month
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	5,102,033,400	4,871,202,538
Total Financial Liabilities	5,069,823,014	5,599,467,500
Net Amount	32,210,386	(728,264,962)
From 30 to 90
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	551,446,328	691,689,079
Total Financial Liabilities	306,215,230	442,151,732
Net Amount	245,231,098	249,537,347
From 90 to 180
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	465,828,456	567,053,947
Total Financial Liabilities	107,809,668	241,147,518
Net Amount	358,018,788	325,906,429
6 to 12 Months
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	327,672,507	542,727,230
Total Financial Liabilities	69,605,652	103,312,678
Net Amount	258,066,855	439,414,552
More than 365
Disclosure of financial instruments by type of interest rate [line items]
Total Financial Assets	2,432,583,884	2,676,937,733
Total Financial Liabilities	1,828,760,557	1,817,076,540
Net Amount	$ 603,823,327	$ 859,861,193